FINANCIAL STATEMENT EFFECTS OF RATE REGULATION - REGULATORY ASSETS AND LIABILITIES (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Enbridge Gas Distribution Inc. | Capitalized Costs of Consulting Contract
FINANCIAL STATEMENT EFFECTS
Cumulative costs relating to consulting contract capitalized		CAD 181	CAD 179
Average service life		25 years
Liquids Pipelines | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 1,270	1,048
Liquids Pipelines | Tolling Deferrals
FINANCIAL STATEMENT EFFECTS
Regulatory liabilities		(37)	(39)
Liquids Pipelines | Recoverable income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 51	54
Recovery period		30 years
Liquids Pipelines | Pipeline future abandonment costs
FINANCIAL STATEMENT EFFECTS
Regulatory liabilities		CAD (88)	(47)
Liquids Pipelines | Transportation revenue adjustments
FINANCIAL STATEMENT EFFECTS
Regulatory assets			11
Gas Distribution | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets		385	328
Gas Distribution | Purchased gas variance
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 5	129
Rolling period		12 months
Additional rolling period	24 months
Gas Distribution | Pension plans and OPEB
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 116	104
Gas Distribution | Constant dollar net salvage adjustment
FINANCIAL STATEMENT EFFECTS
Regulatory assets		38	42
Gas Distribution | Unabsorbed demand cost
FINANCIAL STATEMENT EFFECTS
Regulatory assets			66
Gas Distribution | Future removal and site restoration reserves
FINANCIAL STATEMENT EFFECTS
Regulatory liabilities		(606)	(581)
Gas Distribution | Site restoration clearance adjustment
FINANCIAL STATEMENT EFFECTS
Regulatory liabilities		(109)	(193)
Gas Distribution | Transaction services deferral
FINANCIAL STATEMENT EFFECTS
Regulatory liabilities		(4)	(9)
Gas Distribution | OPEB
FINANCIAL STATEMENT EFFECTS
Amount of OPEB balance expected to be collected		CAD 71	CAD 75	CAD 89
Term for collection of OPEB balance commencing from 2013				20 years